INCOME TAXES (Details Narrative)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.59%	34.59%	34.59%
Unrecognized tax benefits, description	The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from November 30,